Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2019
Net fee And Commission Income [abstract]
Schedule of Fee and Commission Income
12 Net fee and commission income

Fee and commission income
	1 January to 30 June
6 month period	2019	2018
Funds transfer	736	647
Securities business	316	304
Insurance broking	91	87
Asset management fees	97	63
Brokerage and advisory fees	278	270
Other	648	665
	2,164	2,037

Schedule of Fee and Commission Expense
Fee and commission expenses
	1 January to 30 june
6 month period	2019	2018
Funds transfer	321	265
Securities business	95	87
Insurance broking	1	1
Asset management fees	4	2
Brokerage and advisory fees	129	105
Other	229	201
	778	660